Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Deferred Tax Assets and Liabilities

Total deferred tax assets and liabilities at December 31, 2010 and 2009 are as follows (in millions):

	2010	2009
Deferred tax assets	$161	$108
Less: Valuation allowance	(44)	(37)

Subtotal	117	71
Deferred tax liabilities	(40)	(16)

Net deferred tax asset	$77	$55

Primary Components of Net Deferred Tax Asset

The primary components of our net deferred tax asset were as follows (in millions):

	2010	2009
Accrued related party interest	$11	$7
Net operating loss and capital loss carryovers	71	51
Alternative minimum tax credits	4	4
Property and equipment	(4)	(3)
Investments in domestic and foreign affiliates	(2)	(11)
Prepaid revenue	55	46
Purchase accounting items	(14)	(2)

Subtotal	121	92
Less: Valuation allowance	(44)	(37)

Net deferred tax asset	$77	$55

Income (Loss) From Continuing Operations Before Income Taxes

Our U.S. and foreign income (loss) from continuing operations before income taxes was as follows (in millions):

	2010	2009	2008
U.S. income (loss)	$(170)	$(208)	$381
Foreign income (loss)	11	(28)	(2)

Total	$(159)	$(236)	$379

(Benefit) Provision for Income Taxes for Continuing Operations

The (benefit) provision for income taxes for continuing operations consists of (in millions):

	2010	2009	2008
Current — Federal	$—	$(7)	$—
— State	1	2	2
— Foreign	4	4	3

	5	(1)	5

Deferred — Federal	(31)	(33)	(11)
— State	(6)	(7)	2
— Foreign	1	2	1

	(36)	(38)	(8)

Income tax benefit – continuing operations	$(31)	$(39)	$(3)

Income Tax (Benefit) Provision Calculated at the Statutory U.S. Federal Income Tax Rate and the Actual Income Tax (Benefit) Provision Recorded

The differences between the income tax (benefit) provision calculated at the statutory U.S. federal income tax rate of 35% and the actual income tax (benefit) provision recorded each year for continuing operations are as follows (in millions):

	2010	2009	2008
Statutory federal income tax provision (benefit) – continuing operations	$(56)	$(83)	$133
Adjustment for nontaxable (income) loss of Host Inc. – continuing operations	25	43	(144)
State income tax provision, net	(5)	(3)	2
Uncertain tax positions provision (benefit)	—	(7)	2
Foreign income tax provision	5	11	4

Income tax benefit – continuing operations	$(31)	$(39)	$(3)

Unrecognized Tax Benefits Reconciliation

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	2010	2009
Balance at January 1	$5	$13
Reductions due to expiration of certain statutes of limitation	—	(7)
Other increases (decreases)	—	(1)

Balance at December 31	$5	$5